Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earning per Share (Table)

	Six months ended June 30,
	2024	2025
Income :
Net income	$180,936	$501

Basic earnings per share:
Weighted average common shares outstanding, basic	96,670,823	116,583,497
Basic earnings per share	$1.87	$0.00

Effect of dilutive securities:
Convertible Notes	2,690,362	—
Dilutive effect of non vested shares	355,797	171,945
Dilutive potential common shares	3,046,159	171,945

Weighted average common shares outstanding, diluted	99,716,982	116,755,442

Diluted earnings per share	$1.82	$0.00